Non-current and current financial debts (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of financial debts
The below table summarizes non-current and current Financial debts outstanding as of December 31, 2022 and 2021.

($ millions)	2022	2021
Non-current financial debts
Facility B, floating rate debt due 2024	—	796
Facility C, floating rate debt due 2024	—	395
Local facilities (Japan), floating rate debt due 2023	—	47
2.750% Series 2026 Notes	497	496
2.375% Series 2028 Notes	527	—
3.000% Series 2029 Notes	994	993
2.600% Series 2030 Notes	746	745
5.375% Series 2032 Notes	692	—
3.800% Series 2049 Notes	494	494
5.750% Series 2052 Notes	591	—
Revolving facility, floating rate due 2026	—	—
Total non-current financial debts	4,541	3,966

Current financial debts
Local facilities, floating rate:
Japan	69	84
All others	2	17
Other short-term financial debts, floating rate	26	6
Derivatives	10	7
Total current financial debts	107	114
Total financial debts	4,648	4,080

Maturity of contractual undiscounted cash flows for borrowings	The contractual maturities of the undiscounted lease liabilities as of December 31, 2022 and 2021, are as follows:

	Lease liabilities undiscounted
($ millions)	2022	2021
Not later than one year	85	80
Between one and five years	226	197
Later than five years	233	237
Total lease liabilities undiscounted	544	514

	Lease liabilities
($ millions)	2022	2021
Not later than one year	71	67
Between one and five years	180	157
Later than five years	179	182
Total lease liabilities	430	406
The following table provides details on the maturity of the contractual undiscounted cash flows for Alcon's borrowings as of December 31, 2022 and 2021:

	2022			2021
($ millions)	Nominal amount - Current and non-current financial debt	Derivatives	Total	Nominal amount - Current and non-current financial debt	Derivatives	Total
Not later than one year	97	10	107	107	7	114
Between one and five years	500	—	500	1,743	—	1,743
Later than five years	4,083	—	4,083	2,250	—	2,250
Total contractual undiscounted cash flows	4,680	10	4,690	4,100	7	4,107
Unamortized debt discount and issuance costs	(42)	—	(42)	(27)	—	(27)
Total carrying value	4,638	10	4,648	4,073	7	4,080
The following table provides details on the maturity of the future contractual interest payments commitments as of December 31, 2022 and 2021:

($ millions)	2022	2021
Not later than one year	169	94
Between one and five years	651	340
Later than five years	1,563	583
Total cash flows	2,383	1,017